Significant Accounting Policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Earnings and distributions	$ 0
Dilutive securities	0	$ 0	$ 0
Impairment loss	0	0	0
Impairment loss of right of use assets from operating leases	0	0	0
Variable fee income	670,231	8,409,528	6,223,911
Provision for doubtful accounts	0	$ 0	$ 0
Impairment charge	$ 0
Technical license management amortized period	15 years